CONTINGENT LIABILITIES AND CONTINGENT ASSETS	12 Months Ended
Jun. 30, 2024
Contingent Liabilities And Contingent Assets
CONTINGENT LIABILITIES AND CONTINGENT ASSETS	35. CONTINGENT LIABILITIES AND CONTINGENT ASSETS The Company is not aware of any contingent liabilities as at June 30, 2024 (2023: There were no contingent liabilities or assets).